Stock Based Compensation - Outstanding Stock Options Granted In Relation to Option Price and Weighted Average Maturity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding		9,000,000
Weighted Average Price		$ 18,760
Weighted Average Life Remaining	4 months
Exercise Price 1 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	$ 15.01
Range of Exercise Prices, Upper Limit	$ 20.00
Options Outstanding		9,000,000
Weighted Average Price		$ 18,760
Weighted Average Life Remaining	4 months